RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2024
Standard Waste Services L L C [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

During the three-months ended March 31, 2024, the Company conducted business with an entity owned by a family member of one of the Company’s members. The related party performs waste hauling services similar to the Company.

Further, during the three-months ended March 31, 2024, the Company provided services to the related party due to the related party being at full capacity and requiring additional equipment and hauling in order to service its customers of which the Company provided. No transactions were conducted with this related party during and as of the three months-ended March 31, 2023.

STANDARD WASTE SERVICES, LLC

(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS - Continued

AS OF MARCH 31, 2024 AND DECEMBER 31, 2023

NOTE 6 – RELATED PARTY TRANSACTIONS – Continued

The following summarizes the Company’s related party transactions as of and for the three-months ended March 31, 2024 and 2023:

	2024	2023

Statements of Income:
Revenues for services provided	$73,464	$-

Assets:
Accounts receivable	$26,641	$-